Commitments and Contingencies - Future Minimum Payments for Capital and Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases
2015	$ 418
2016	164
2017	4
2018	0
2019	0
Thereafter	0
Total minimum lease payments	586
Less: imputed interest	(11)
Less: current portion	(408)	(714)
Capital lease obligations, net of current portion	167	575
Operating Leases
2015	2,054
2016	3,023
2017	3,289
2018	3,371
2019	3,453
Thereafter	13,446
Total minimum lease payments	$ 28,636